INTANGIBLE ASSETS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible assets disclosures
Intangible assets	¥ 11,107,215,032	¥ 709,413,861
Less: accumulated amortization	(99,299,861)	(41,211,490)
Net book value	11,007,915,171	668,202,371
Trademark and domain
Intangible assets disclosures
Intangible assets not subject to amortization	9,631,703,672	551,381,191
Net book value - intangible assets not subject to amortization	9,631,703,672	551,381,191
Golf membership certificate
Intangible assets disclosures
Intangible assets not subject to amortization	4,200,000	4,200,000
Net book value - intangible assets not subject to amortization	4,200,000	4,200,000
Others
Intangible assets disclosures
Intangible assets not subject to amortization	17,736,321	17,783,205
Net book value - intangible assets not subject to amortization	¥ 17,736,321	17,783,205
Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Customer relationship
Intangible assets disclosures
Intangible assets to be amortized	¥ 96,942,578	85,642,578
Less: accumulated amortization	(31,250,912)	(13,247,103)
Net book value - intangible assets to be amortized	¥ 65,691,666	72,395,475
Customer relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Customer relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	¥ 878,529,857	27,780,000
Less: accumulated amortization	(34,848,999)	(5,956,333)
Net book value - intangible assets to be amortized	¥ 843,680,858	21,823,667
Intangible asset useful life	10 years
Technology
Intangible assets disclosures
Intangible assets to be amortized	¥ 447,515,717	9,240,000
Less: accumulated amortization	(15,566,396)	(9,240,000)
Net book value - intangible assets to be amortized	¥ 431,949,321
Technology | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Technology | Maximum
Intangible assets disclosures
Intangible asset useful life	6 years
Non-compete agreements
Intangible assets disclosures
Intangible assets to be amortized	¥ 11,479,610	11,479,610
Less: accumulated amortization	¥ (11,479,610)	(11,479,610)
Intangible asset useful life	5 years
Cross-border travel agency license
Intangible assets disclosures
Intangible assets to be amortized	¥ 1,117,277	1,117,277
Less: accumulated amortization	¥ (1,117,277)	(1,117,277)
Intangible asset useful life	8 years
Others
Intangible assets disclosures
Intangible assets to be amortized	¥ 17,990,000	790,000
Less: accumulated amortization	(5,036,667)	(171,167)
Net book value - intangible assets to be amortized	¥ 12,953,333	¥ 618,833